Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Revenue	$ 106,916	$ 99,870	$ 95,758
Total reportable segment
Revenue:
Revenue	114,440	106,827	102,524
Other revenue and adjustments
Revenue:
Revenue	722	750	869
Elimination of internal transactions
Revenue:
Revenue	$ (8,246)	$ (7,707)	$ (7,635)